Document and Entity Information	May 22, 2026
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0002023730
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	May 22, 2026
Entity Registrant Name	Hadron Energy, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-42262
Entity Tax Identification Number	98-1790710
Entity Address, Address Line One	3 Twin Dolphin Drive
Entity Address, Address Line Two	Ste 260
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94065
City Area Code	(650)
Local Phone Number	276-7040
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	HDRN
Security Exchange Name	NASDAQ
Redeemable Warrants Each Full Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each full warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	HDRNW
Security Exchange Name	NASDAQ